MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
MINERAL PROPERTIES, PLANT AND EQUIPMENT [Text Block]

8. MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Mineral		Machinery &		Transport &
	properties	Plant	equipment	Building	office equipment	Total
Cost

Balance at December 31, 2021	$511,399	$98,185	$87,140	$13,445	$12,045	$722,214
Additions	103,635	5,217	19,877	7,573	1,978	138,280
Disposals	(14,966)	(6,542)	(757)	(662)	(746)	(23,673)
Balance at December 31, 2022	$600,068	$96,860	$106,260	$20,356	$13,277	$836,821
Additions	56,753	36,754	12,134	5,194	2,382	113,217
Disposals	(674)	-	(417)	-	(623)	(1,714)
Balance at December 31, 2023	$656,147	$133,614	$117,977	$25,550	$15,036	$948,324

Accumulated depreciation

Balance at December 31, 2021	$444,769	$88,208	$49,445	$9,194	$8,401	$600,017
Depreciation	14,786	2,268	5,301	346	1,205	23,906
Disposals	(13,574)	(6,442)	(326)	(159)	(493)	(20,994)
Balance at December 31, 2022	$445,981	$84,034	$54,420	$9,381	$9,113	$602,929
Depreciation	20,723	1,598	7,241	365	1,581	31,508
Disposals	-	-	(177)	-	(593)	(770)
Balance at December 31, 2023	$466,704	$85,632	$61,484	$9,746	$10,101	$633,667
Net book value
At December 31, 2022	$154,087	$12,826	$51,840	$10,975	$4,164	$233,892
At December 31, 2023	$189,443	$47,982	$56,493	$15,804	$4,935	$314,657

Included in mineral properties is $80,231 for acquisition costs of exploration properties and $59,682 for acquisition and development costs of development properties (December 31, 2022 - $80,155 and $26,669 respectively).

Other non-current assets include $20,952 of deposits related to items of property, plant and equipment at Terronera.  Prepaids and other assets as at December 31, 2022 included $12,316 of deposits related to items of property, plant and equipment at Terronera.

The Company is obliged to make certain royalty payments on its mineral properties. The following table includes the significant royalties payable by the Company as of December 31, 2023:

Location	Royalties payable
El Porvenir and El Curso properties at Guanaceví mine

$12 dollar fixed per tonne production payment plus additional net smelter royalty when the silver price obtained is as follows:

    • 4% for price less than or equal to $15 dollars per oz

    • 9% for price greater than $15 dollars and up to $20 dollars per oz

    • 13% for price greater than $20 dollars and up to $25 dollars per oz

    • 16% for price greater than $25 dollars per oz

La Sanguijuela at Terronera mine	2% net smelter royalty
Pitarrilla, exploration in Mexico	1.25% net smelter royalty
Guadalupe Y Calvo, exploration in Mexico	2% net smelter royalty
San Patricio, La Palmilla , exploration in Mexico	1% net smelter royalty
Aida, exploration in Chile	2% net smelter royalty
Paloma, exploration in Chile	2% net smelter royalty

(a) Terronera, Mexico

The Company hold an option agreement to acquire a 100% interest in the La Sanguijuela property, located adjacent to the existing Terronera properties. The agreement requires payments totaling $550 over a four-year period as well as the NSR noted in the table above.

(b) Pitarrilla Project

On January 17, 2022, the Company entered into a definitive agreement to purchase the Pitarrilla project in Durango State, Mexico, by acquiring all of the issued and outstanding shares of SSR Durango, S.A. de C.V. from SSR Mining Inc. ("SSR") for total consideration of $70 million (consisting of $35 million in Company's shares and a further $35 million in cash or in the Company's shares at the election of SSR and as agreed to by the Company) and a 1.25% net smelter returns royalty as noted in the table above. SSR retains a 1.25% NSR Royalty in Pitarrilla. Endeavour will have matching rights to purchase the NSR Royalty in the event SSR proposes to sell it.

The acquisition was completed on July 6, 2022. Total consideration included 8,577,380 shares of the Company issued on July 6, 2022 and a $35.1 million cash payment. Fair value of the 8,577,380 common shares issued on July 6, 2022 was $25,590 at CAN$3.89 per share. The deemed value of the common shares issued, at the time of agreement, was $34.9 million.

The acquisition is outside the scope of IFRS 3 Business Combinations, as the Pitarrilla project does not meet the definition of a business, and as such, the transaction was accounted for as an asset acquisition. The purchase price is allocated to the underlying assets acquired and liabilities assumed, based upon their estimated fair values at the date of acquisition.

Pitarilla Project purchase consideration:
Common shares issued	$25,590
Consideration paid in cash	35,067
Acquisition costs	880
Total consideration	$61,537

Fair value summary of assets acquired and liabilities assumed:

Assets:
Current assets	$288
Buildings and equipment	652
Mineral properties	60,811
Total assets	$61,751

Liabilities:
Accounts payable and accrued liabilities	170
Reclamation liability	44
Total liabilities	$214
Net identifiable assets acquired	$61,537

In December 2018, the Company signed an option agreement to acquire up to a 70% interest in the Paloma project in Antofagasta Province, Chile. Agreement granted the Company the right to acquire its initial 51% interest by paying $750 and spending $5,000 over five years with the final payment due in 2023, followed by a second option to acquire 70% by completing a Preliminary Economic Assessment and a Preliminary Feasibility Study. In June 2023, the Company elected to not proceed with the final payment and the carrying value of $435 has been written off during, 2023.

(c) Calicanto Properties

On August 31, 2023, Minera Plata Adelante SA de CV ("MPA") executed an agreement with Gold Royalty Corp. to sell all of MPA's interest in the 1% Cozamin Royalty for total consideration of $7,500, payable in cash. The sale agreement includes an option granted to Gold Royalty Corp to purchase any additional royalties which may be granted on the five remaining concessions under the 2017 concession division agreement. Sale resulted in the gain of $6,990 presented in gain on asset disposal for the year ended December 31, 2023.

(d) El Compas, Mexico

On September 9, 2022, the Company entered into an agreement to sell its 100% interest in Minera Oro Silver de Mexico, S.A. de C.V. to Grupo ROSGO, S.A. de C.V., ("Grupo ROSGO"). Minera Oro Silver holds the El Compas property and the lease on the La Plata processing plant in Zacatecas, Mexico.

The carrying value of the net Minera Oro Silver's net assets at the date of the sale was $1,149 resulting in the Company recording a $2,733 gain, presented in gain on asset disposal for the year ended December 31, 2022.

Pursuant to the agreement, Grupo ROSGO assumed the Minera Oro Silver loan payable to the Company.